UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance

Arizona Municipal Income Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Security	Principal Amount (000’s omitted)	Value
Education — 13.4%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/36	$1,150	$1,281,330
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	170	183,918
Arizona Board of Regents, (Arizona State University), Prerefunded to 7/1/22, 5.00%, 7/1/37	830	909,514
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/38	1,500	1,658,100
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,611,915
Northern Arizona University, 5.00%, 6/1/38	1,000	1,089,360

		$6,734,137

Electric Utilities — 7.6%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,575,435
Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,108,530
Salt River Project Agricultural Improvement and Power District, 5.00%, 1/1/35	1,000	1,144,510

		$3,828,475

Escrowed/Prerefunded — 3.6%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$280,406
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	306,761
Kyrene Elementary School District No. 28, Maricopa County, Prerefunded to 7/1/23, 5.50%, 7/1/30	200	228,048
Salt River Agricultural Improvement and Power District, Prerefunded to 1/1/19, 5.00%, 1/1/39	1,000	1,005,130

		$1,820,345

General Obligations — 10.8%
Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$233,570
Maricopa County Community College District, Prerefunded to 7/1/19, 3.00%, 7/1/23	785	790,503
Scottsdale, 5.00%, 7/1/30	250	288,508
Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	860,580
Tempe, 5.375%, 7/1/21	1,600	1,706,032
Tempe, 5.00%, 7/1/30	1,000	1,174,000
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	370,223

		$5,423,416

Hospital — 9.0%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,801,630
Maricopa County Industrial Development Authority, (Banner Health), 5.00%, 1/1/38	1,000	1,095,260
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	500	538,845
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,080,614

		$4,516,349

1

Security	Principal Amount (000’s omitted)	Value
Housing — 1.1%
Phoenix Industrial Development Authority, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/37	$500	$536,820

		$536,820

Industrial Development Revenue — 1.7%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$869,363

		$869,363

Insured-Electric Utilities — 2.9%
Mesa, Utility System Revenue, (NPFG), 5.00%, 7/1/23	$430	$479,239
Mesa, Utility System Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	502,160
Mesa, Utility System Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	120	133,909
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	341,494

		$1,456,802

Insured-General Obligations — 10.8%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,339,344
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,061,422
Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,034,030

		$5,434,796

Insured-Lease Revenue/Certificates of Participation — 4.0%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,037,521

		$2,037,521

Insured-Special Tax Revenue — 2.8%
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	$1,250	$1,404,750

		$1,404,750

Other Revenue — 2.2%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,136,870

		$1,136,870

Senior Living/Life Care — 1.6%
Glendale Industrial Development Authority, (Terraces of Phoenix), 4.00%, 7/1/28	$225	$221,445
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	230	242,586
Tempe Industrial Development Authority, (Mirabella at ASU), 6.00%, 10/1/37(1)	300	321,351

		$785,382

Special Tax Revenue — 9.0%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,054,640
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,078,960
Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,318,069
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	625	675,938
Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/37	375	410,231

		$4,537,838

Transportation — 6.5%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,116,120
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,171,900

		$3,288,020

Water and Sewer — 10.6%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,669,545
Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	771,427
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,653,495

2

Security	Principal Amount (000’s omitted)	Value
Tucson, Water System Revenue, 5.00%, 7/1/32	$545	$621,791
Tucson, Water System Revenue, 5.00%, 7/1/35	530	598,672

		$5,314,930

Total Tax-Exempt Investments — 97.6% (identified cost $47,511,882)		$49,125,814

Other Assets, Less Liabilities — 2.4%		$1,192,377

Net Assets — 100.0%		$50,318,191

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2018, 21.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 7.1% to 13.9% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $321,351 or 0.6% of the Fund’s net assets.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	20	Short	12/19/18	$(2,762,500)	$114,584

					$114,584

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $114,584.

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$49,125,814	$—	$49,125,814
Total Investments	$—	$49,125,814	$—	$49,125,814
Futures Contracts	$114,584	$—	$—	$114,584
Total	$114,584	$49,125,814	$—	$49,240,398

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Connecticut Municipal Income Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 93.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.6%
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/34	$1,000	$1,135,380

		$1,135,380

Education — 14.7%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$530,150
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,193,242
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,346,389
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	2,000	1,911,120
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,616,305
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/37	450	489,524
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/28	135	145,895
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/29	100	106,259
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/30	125	131,024
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/33	430	441,795
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/34	1,085	1,108,544
Connecticut Health and Educational Facilities Authority, (The Taft School), 4.00%, 7/1/36	430	434,455
University of Connecticut, 5.00%, 11/15/29	1,000	1,085,790

		$10,540,492

Escrowed/Prerefunded — 9.2%
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/20, 5.00%, 7/1/40	$1,500	$1,571,475
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), Prerefunded to 7/1/21, 5.00%, 7/1/24	1,000	1,072,570
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	2,000	2,095,300
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,058,160
Connecticut, (Revolving Fund), Prerefunded to 6/1/19, 5.00%, 6/1/25	500	509,045
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	135	140,203
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	150	155,980

		$6,602,733

General Obligations — 18.7%
Colchester, 4.00%, 10/15/28	$440	$470,756
East Lyme, 4.00%, 7/15/22	350	360,168
East Lyme, 4.00%, 7/15/23	525	539,716
Enfield, 4.00%, 8/1/29	500	536,605

1

Security	Principal Amount (000’s omitted)	Value
Fairfield, 5.00%, 1/1/23	$1,000	$1,111,220
Greenwich, 4.00%, 7/15/29	450	478,021
Greenwich, 4.00%, 7/15/30	250	263,543
Greenwich, 4.00%, 7/15/32	400	418,672
North Haven, 5.00%, 7/15/23	1,475	1,655,009
North Haven, 5.00%, 7/15/25	1,490	1,708,613
Norwalk, 4.00%, 7/1/26	1,975	2,058,621
Redding, 5.625%, 10/15/19	650	672,808
Stamford, 4.00%, 7/1/25	370	386,154
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,325,993
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	881,475
Wilton, 5.25%, 7/15/19	535	547,589

		$13,414,963

Hospital — 10.4%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,023,850
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	927,250
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,015	2,237,315
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,052,370
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/31	500	549,525
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,658,168

		$7,448,478

Housing — 1.0%
Connecticut Housing Finance Authority, 4.00%, 11/15/38	$750	$753,953

		$753,953

Industrial Development Revenue — 2.9%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$2,045	$2,077,168

		$2,077,168

Insured-Education — 10.8%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,317,653
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,444,523
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	2,865	3,020,827

		$7,783,003

Insured-General Obligations — 8.0%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,116,044
Bridgeport, (AGM), 5.00%, 8/15/32	1,120	1,212,926
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,043,130
Hartford, (AGC), 5.00%, 8/15/28	500	510,715
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	511,865
Hartford, (AGM), 5.00%, 4/1/31	240	254,179
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,113,750

		$5,762,609

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 2.5%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,600	$1,777,424

		$1,777,424

Insured-Water and Sewer — 5.5%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$3,918,465

		$3,918,465

Special Tax Revenue — 3.0%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,144,060

		$2,144,060

Student Loan — 1.2%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$630	$619,353
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.125%, 11/15/33	225	220,180

		$839,533

Water and Sewer — 4.3%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,106,590
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,599,135
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	226,782
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	141,156

		$3,073,663

Total Tax-Exempt Investments — 93.8% (identified cost $65,301,605)		$67,271,924

Other Assets, Less Liabilities — 6.2%		$4,419,161

Net Assets — 100.0%		$71,691,085

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2018, 28.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.2% to 10.3% of total investments.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	9	Short	12/19/18	$(1,243,125)	$51,563

					$51,563

3

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $51,563.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$67,271,924	$—	$67,271,924
Total Investments	$—	$67,271,924	$—	$67,271,924
Futures Contracts	$51,563	$—	$—	$51,563
Total	$51,563	$67,271,924	$—	$67,323,487

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Minnesota Municipal Income Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.6%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$2,000	$2,289,700
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,139,870

		$3,429,570

Education — 15.0%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29	$2,250	$2,597,377
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31	1,000	1,144,040
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34	500	564,945
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 4.00%, 3/1/36	400	390,204
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,602,270
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	625,297
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	563,390
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,134,927
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	550,030
Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	515,395
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,048,681
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/30	650	736,859
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	826,485
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,472,199
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,558,698
University of Minnesota, 5.00%, 4/1/27	500	577,150
University of Minnesota, 5.00%, 8/1/27	625	713,519
University of Minnesota, 5.00%, 4/1/41	2,000	2,208,100

		$19,829,566

Electric Utilities — 8.9%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,227,743
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	613,118
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	380,334
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	277,478
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	276,905
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	221,066
Northern Municipal Power Agency, 5.00%, 1/1/31	670	736,725
Northern Municipal Power Agency, 5.00%, 1/1/41	240	261,271
Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	800,863
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	797,090
Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	904,690
St. Paul Port Authority, District Energy Revenue, 4.00%, 10/1/42	1,250	1,250,900
St. Paul Port Authority, District Energy Revenue, (AMT), 4.00%, 10/1/40	1,000	970,110
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	1,000	1,103,030
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,003,554

		$11,824,877

1

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 6.0%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$270	$280,406
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	306,762
Minnesota Higher Education Facilities Authority, (Carleton College), Prerefunded to 3/1/19, 5.00%, 3/1/40	1,500	1,515,705
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,026,650
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/26	280	306,597
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/27	310	339,447
Minnesota Higher Education Facilities Authority, (St. Catherine University), Prerefunded to 10/1/22, 5.00%, 10/1/32	560	613,194
Minnesota Higher Education Facilities Authority, (University of St. Thomas), Prerefunded to 10/1/19, 5.00%, 10/1/39	1,000	1,026,650
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,024,440
University of Minnesota, Prerefunded to 12/1/20, 5.00%, 12/1/36	500	529,360
University of Minnesota, Prerefunded to 4/1/19, 5.125%, 4/1/34	1,000	1,013,540

		$7,982,751

General Obligations — 33.8%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/27	$1,000	$1,164,970
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/28	1,040	1,204,923
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	2,000	2,103,820
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	738,410
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	183,732
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,105,100
Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,127,690
Duluth, 5.00%, 2/1/31	1,000	1,127,970
Duluth, 5.00%, 2/1/34	1,000	1,116,930
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,067,840
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,014,380
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,526,400
Hennepin County, 5.00%, 12/1/35	2,000	2,259,060
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,324,550
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,127,080
Minneapolis Special School District No. 1, 5.00%, 2/1/31	2,000	2,306,860
Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/28	2,500	2,924,275
Minneapolis-St. Paul Metropolitan Council, 5.00%, 3/1/26	1,000	1,159,210
Minnesota, 5.00%, 8/1/32	2,000	2,258,240
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	32,349
Ramsey County, 4.00%, 2/1/24	500	519,170
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,152,280
Rosemount-Apple Valley-Eagan Independent School District No. 196, 5.00%, 2/1/27	1,000	1,147,600
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	814,050
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	705,075
Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,138,758
St. Louis Park Independent School District No. 283, 4.00%, 2/1/31	2,000	2,107,680
St. Paul, 5.00%, 12/1/27	750	878,625
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,034,770
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,382,400

2

Security	Principal Amount (000’s omitted)	Value
Waseca Independent School District No. 829, 4.00%, 2/1/26	$1,245	$1,343,181
Waseca Independent School District No. 829, 4.00%, 2/1/28	1,575	1,667,374

		$44,764,752

Hospital — 14.9%
Duluth Economic Development Authority, (Essentia Health Obligated Group), 5.00%, 2/15/37(1)	$1,000	$1,077,680
Kanabec County, (FirstLight Health System), 2.75%, 12/1/19	750	748,327
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/30	850	944,333
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/31	500	552,010
Maple Grove, (Maple Grove Hospital Corp.), 5.00%, 5/1/32	500	549,315
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	915	1,038,626
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,048,780
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,138,020
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,038,970
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,580,430
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,848,617
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	67,697
St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.25%, 11/15/29	490	508,199
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/33	1,000	1,118,620
St. Paul Housing and Redevelopment Authority, (Fairview Health Services), 5.00%, 11/15/34	500	557,665
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/29	500	557,735
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,110,380
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,198,809

		$19,684,213

Housing — 0.6%
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	$915	$820,819

		$820,819

Insured-Electric Utilities — 6.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	$1,150	$1,222,024
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	321,025
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	7,518,150

		$9,061,199

Insured-Escrowed/Prerefunded — 0.4%
St. Cloud, (CentraCare Health System), (AGC), Prerefunded to 5/1/19, 5.50%, 5/1/39	$500	$508,790

		$508,790

Insured-Hospital — 0.6%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$780,518

		$780,518

Lease Revenue/Certificates of Participation — 2.4%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,087,780
Minnesota, 5.00%, 6/1/29	1,335	1,472,492

3

Security	Principal Amount (000’s omitted)	Value
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	$560	$565,146

		$3,125,418

Other Revenue — 1.7%
Center City, (Hazelden Betty Ford Foundation), 4.00%, 11/1/28	$825	$855,732
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	400	444,076
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	329,769
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	260	269,638
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	257,415
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	102,364

		$2,258,994

Senior Living/Life Care — 3.4%
Apple Valley, (PHS Apple Valley Senior Housing, Inc.), 5.00%, 9/1/43	$1,000	$1,042,800
North Oaks, (Waverly Gardens), 4.00%, 10/1/25	1,600	1,675,760
North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,749,384

		$4,467,944

Transportation — 2.5%
Minneapolis-St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,161,110
Minneapolis-St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	1,000	1,028,000
Minneapolis-St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,082,040

		$3,271,150

Total Tax-Exempt Investments — 99.7% (identified cost $131,918,601)		$131,810,561

Other Assets, Less Liabilities — 0.3%		$458,882

Net Assets — 100.0%		$132,269,443

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2018, 7.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 6.9% of total investments.

(1)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open derivative instruments at October 31, 2018.

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$131,810,561	$—	$131,810,561
Total Investments	$—	$131,810,561	$—	$131,810,561

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

New Jersey Municipal Income Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 95.0%

Security	Principal Amount (000’s omitted)	Value
Education — 7.1%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$1,960,174
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/37	355	365,476
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,200	2,494,932
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/36	805	921,717
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,132,790
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	2,647,490
New Jersey Institute of Technology, 5.00%, 7/1/32	980	1,052,422

		$10,575,001

Escrowed/Prerefunded — 4.6%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	$165	$168,384
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	2,250	2,463,300
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,161,650
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,163,511
New Jersey Institute of Technology, Prerefunded to 7/1/22, 5.00%, 7/1/32	430	472,308
New Jersey Turnpike Authority, Prerefunded to 7/1/22, 5.00%, 1/1/30	1,215	1,334,544

		$6,763,697

General Obligations — 7.6%
Burlington County Bridge Commission, 5.00%, 8/1/27	$400	$469,192
Burlington County Bridge Commission, 5.00%, 8/1/30	500	580,740
Burlington County Bridge Commission, 5.00%, 8/1/31	410	474,333
Burlington County Bridge Commission, 5.00%, 8/1/32	250	288,093
Burlington County Bridge Commission, 5.00%, 10/1/36	1,000	1,122,940
Gloucester County Improvement Authority, 4.00%, 4/1/35	4,320	4,428,648
Jersey City, 5.00%, 11/1/33	800	903,136
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/27	700	763,357
Ocean County, 5.00%, 9/1/27	1,805	2,144,773

		$11,175,212

Hospital — 16.9%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$787,560
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,175,064
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,502,010
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,466
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/47	1,000	970,050

1

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	$1,415	$1,588,875
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,028,932
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	400	439,620
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,266,261
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,650	2,966,066
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	3,000	2,732,670
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,101,430
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	547,195
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,074,550
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: JPMorgan Chase Bank, N.A.), 1.25%, 7/1/43(1)	3,560	3,560,000

		$24,915,749

Industrial Development Revenue — 4.9%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,039,081
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	283,430
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	477,941
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,484,625

		$7,285,077

Insured-Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,156,029

		$4,156,029

Insured-Escrowed/Prerefunded — 2.2%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$448,681
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	650	652,847
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,290	1,295,728
South Jersey Port Corp., (Marine Terminal), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/34	900	905,787

		$3,303,043

Insured-General Obligations — 8.5%
Atlantic City, (AGM), 5.00%, 3/1/37	$1,500	$1,621,860
Bayonne, (AGM), 5.00%, 8/1/25	615	693,203
Bayonne, (AGM), 5.00%, 8/1/26	865	965,444
Hudson County Improvement Authority, (Harrison Parking), (AGC), Prerefunded to 1/1/19, 5.25%, 1/1/39	2,785	2,800,429
Irvington Township, (AGM), 0.00%, 7/15/22	295	265,459
Irvington Township, (AGM), 0.00%, 7/15/23	4,460	3,878,996

2

Security	Principal Amount (000’s omitted)	Value
Lakewood Township, (BAM), 4.00%, 11/1/26	$250	$267,657
Lakewood Township, (BAM), 4.00%, 11/1/27	120	127,744
Paterson, (BAM), 5.00%, 1/15/26	1,305	1,384,487
Trenton, (BAM), 5.00%, 12/1/26	500	567,445

		$12,572,724

Insured-Hospital — 2.8%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$4,084,338

		$4,084,338

Insured-Special Tax Revenue — 10.0%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,000	$5,015,760
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	1,620	1,818,304
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	6,500	4,889,365
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,571,158
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	420,057

		$14,714,644

Insured-Transportation — 2.1%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,179,303
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	876,495

		$3,055,798

Lease Revenue/Certificates of Participation — 1.6%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,540	$1,562,576
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	811,306

		$2,373,882

Other Revenue — 0.8%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$1,000	$1,125,740

		$1,125,740

Senior Living/Life Care — 5.0%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,346,937
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,232,832
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,317,263
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,526,856

		$7,423,888

Special Tax Revenue — 0.5%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$275	$275,113
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	525,126

		$800,239

3

Security	Principal Amount (000’s omitted)	Value
Student Loan — 4.0%
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	$2,000	$1,924,040
New Jersey Higher Education Student Assistance Authority, (AMT), 3.271%, (3 mo. USD LIBOR + 0.95%), 6/1/36(2)	2,995	3,022,194
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/34	950	943,293

		$5,889,527

Transportation — 13.6%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,210,100
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,571,355
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	294,588
New Jersey Turnpike Authority, 3.25%, 1/1/38	1,250	1,158,588
New Jersey Turnpike Authority, 4.00%, 1/1/43	1,090	1,084,932
New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	2,994,894
Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,509,780
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	4,950	5,395,054
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	2,545	2,798,736
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,079,950

		$20,097,977

Total Tax-Exempt Municipal Securities — 95.0% (identified cost $136,442,719)		$140,312,565

Taxable Municipal Securities — 3.5%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.4%
Atlantic City, 7.50%, 3/1/40	$445	$565,733

		$565,733

Transportation — 3.1%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(3)	$4,250	$4,647,630

		$4,647,630

Total Taxable Municipal Securities — 3.5% (identified cost $5,108,013)		$5,213,363

Total Investments — 98.5% (identified cost $141,550,732)		$145,525,928

Other Assets, Less Liabilities — 1.5%		$2,232,336

Net Assets — 100.0%		$147,758,264

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk

4

associated with such economic developments, at October 31, 2018, 28.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 10.0% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2018.

(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(3)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$140,312,565	$—	$140,312,565
Taxable Municipal Securities	—	5,213,363	—	5,213,363
Total Investments	$—	$145,525,928	$—	$145,525,928

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Pennsylvania Municipal Income Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 101.2%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.2%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$397,031

		$397,031

Education — 10.9%
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	$1,000	$1,023,080
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	866,241
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,274,957
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,067,040
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,140,360
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	289,211
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	3,955,320
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,790,543
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/30	2,500	2,789,700
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,816,660
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,144,960

		$19,158,072

Escrowed/Prerefunded — 12.1%
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	$790	$806,882
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/28	325	331,945
Chester County Health and Education Facilities Authority, (Jefferson Health System), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,170	2,264,287
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	2,015	2,062,433
Delaware County Regional Water Quality Control Authority, Prerefunded to 5/1/23, 5.00%, 5/1/33	1,750	1,948,398
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	1,000	1,016,830
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	4,220	4,501,812
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,579,890
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, Prerefunded to 6/1/21, 5.00%, 6/1/28	600	642,222
Washington County Industrial Development Authority, (Washington and Jefferson College), Prerefunded to 5/1/20, 5.25%, 11/1/30	2,300	2,407,617
Westmoreland County Municipal Authority, Prerefunded to 8/15/23, 5.00%, 8/15/32	2,345	2,622,413
Wilkes-Barre Finance Authority, (University of Scranton), Prerefunded to 11/1/20, 5.00%, 11/1/35	1,000	1,054,620

		$21,239,349

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 8.9%
Boyertown Area School District, 5.00%, 10/1/38	$1,000	$1,082,590
Chartiers Valley School District, 5.00%, 10/15/35	1,000	1,098,060
Chester County, 5.00%, 7/15/27	210	214,383
Chester County, 5.00%, 7/15/28	85	86,762
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	5,482,170
Delaware Valley Regional Finance Authority, Variable Rate, 2.272%, 9/1/24 (Put Date), (67% of 1 mo. USD LIBOR +0.76%), 9/1/48(2)	5,000	4,980,000
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,214,565
Owen J. Roberts School District, 5.00%, 5/15/28	535	589,843
Seneca Valley School District, 5.00%, 4/1/31	750	860,932

		$15,609,305

Hospital — 13.0%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,073,530
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	557,172
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	770	794,586
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	2,205	2,250,820
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,043,370
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,345	1,426,467
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	721,994
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,743,146
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	950	921,804
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,330,957
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	150	149,537
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 5.00%, 8/15/37	2,600	2,871,960
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,649,373
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	202,314

		$22,737,030

Housing — 0.4%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$784,425

		$784,425

Industrial Development Revenue — 1.3%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,238,112
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,015,770

		$2,253,882

Insured-Electric Utilities — 1.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,557,851
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	357,863

		$1,915,714

2

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 15.7%
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	$2,500	$2,475,750
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,537,404
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,475,007
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,326,771
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,911,634
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 4.75%, 11/15/33	2,000	2,031,000
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	1,335	1,357,468
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	335	340,638
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	335,554
Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,548,684
Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,183,892

		$27,523,802

Insured-General Obligations — 14.8%
Allentown City School District, (BAM), 5.00%, 6/1/31	$500	$546,065
Allentown City School District, (BAM), 5.00%, 6/1/32	1,000	1,088,670
Allentown City School District, (BAM), 5.00%, 6/1/33	1,000	1,085,220
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,663,575
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,634,935
Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	336,195
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	2,004,082
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,940,457
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,873,925
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,742,120
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	897,950
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	774,510
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,035,431
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,103,310
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	63,337
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	866,558
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,110,170
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,169,524

		$25,936,034

Insured-Hospital — 1.3%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,340,960

		$2,340,960

Insured-Lease Revenue/Certificates of Participation — 6.9%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,014,710
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(3)	6,250	7,292,312
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,795,285

		$12,102,307

3

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 1.4%
Puerto Rico Infrastructure Financing Authority, (BHAC) (FGIC), 5.50%, 7/1/20	$2,000	$2,097,460
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	379,324

		$2,476,784

Insured-Transportation — 2.4%
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	$2,000	$2,430,040
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,704,375

		$4,134,415

Insured-Water and Sewer — 3.3%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,099,010
Westmoreland County Municipal Authority, (BAM), 5.00%, 8/15/38	2,330	2,521,806
Westmoreland County Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,190,233

		$5,811,049

Lease Revenue/Certificates of Participation — 1.5%
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/34	$2,405	$2,638,934

		$2,638,934

Senior Living/Life Care — 1.2%
Franklin County Industrial Development Authority, (Menno-Haven, Inc.), 5.00%, 12/1/33	$455	$466,944
Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	1,265	1,310,110
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	323,349

		$2,100,403

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$894,750

		$894,750

Transportation — 3.0%
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/35	$775	$795,080
Delaware River Port Authority of Pennsylvania and New Jersey, Prerefunded to 1/1/20, 5.00%, 1/1/40	415	425,271
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,059,823
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	861,651
Philadelphia, Airport Revenue, (AMT), 5.00%, 7/1/37	1,000	1,080,930

		$5,222,755

Water and Sewer — 1.3%
Chester Water Authority, 5.00%, 12/1/35	$795	$886,028
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,309,450

		$2,195,478

Total Tax-Exempt Municipal Securities — 101.2% (identified cost $172,270,701)		$177,472,479

4

Taxable Municipal Securities — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$241	$72,244

Total Taxable Municipal Securities — 0.0%(4) (identified cost $240,816)		$72,244

Total Investments — 101.2% (identified cost $172,511,517)		$177,544,723

Other Assets, Less Liabilities — (1.2)%		$(2,110,459)

Net Assets — 100.0%		$175,434,264

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2018, 46.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 14.7% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Amount is less than 0.05%.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2018.

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$177,472,479	$—	$177,472,479
Taxable Municipal Securities	—	72,244	—	72,244
Total Investments	$—	$177,544,723	$—	$177,544,723

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Municipal Opportunities Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 92.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.5%
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.82%, (SIFMA + 0.22%), 12/1/20(1)	$5,000	$4,993,850

		$4,993,850

Cogeneration — 0.6%
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$6,260	$6,323,977

		$6,323,977

Education — 4.2%
Arizona State University, 5.00%, 7/1/33	$500	$556,950
Arizona State University, 5.00%, 7/1/34	580	644,774
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	673,014
California Infrastructure and Economic Development Bank, (The Colburn School), 2.60%, (SIFMA + 1.00%), 6/1/20 (Put Date), 8/1/37(1)	3,000	3,022,110
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/29	250	285,908
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/31	600	678,048
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/33	450	506,119
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/35	1,125	1,255,309
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/37	1,400	1,554,756
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(2)	590	580,926
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	655,338
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.50%, 6/1/33(2)	2,535	2,562,479
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	508,329
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	544,765
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,841,617
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/26	980	1,095,905
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/27	1,035	1,161,394
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,066,730
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017C, 5.00%, 7/1/29	650	753,350
Monroe County Industrial Development Corp., NY, (University of Rochester), Series 2017D, 5.00%, 7/1/29	750	869,250
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,762,974
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	560,220
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	307,268
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	340,506
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	557,780
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	606,471
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,124,680
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	543,075

Security	Principal Amount (000’s omitted)	Value
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	$500	$540,350
University of Arkansas, 5.00%, 11/1/24	475	538,493
University of Arkansas, 5.00%, 11/1/25	500	574,250
University of Idaho, 5.00%, 4/1/24	500	561,570
University of North Carolina at Chapel Hill, 1.912%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	7,600	7,604,864
University of North Carolina at Charlotte, 4.00%, 4/1/37	625	633,819
University of North Carolina at Greensboro, 5.00%, 4/1/27	400	467,512
West Virginia University, 2.13%, (SIFMA + 0.53%), 10/1/19 (Put Date), 10/1/41(1)	3,500	3,502,100

		$42,043,003

Electric Utilities — 4.0%
Arkansas River Power Authority, CO, 5.00%, 10/1/27	$2,255	$2,506,545
Arkansas River Power Authority, CO, 5.00%, 10/1/28	1,110	1,237,595
Arkansas River Power Authority, CO, 5.00%, 10/1/29	2,000	2,215,820
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	250	249,570
Long Island Power Authority, NY, Electric System Revenue, 2.329%, (70% of 1 mo. LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	16,000	15,970,560
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/29	500	570,800
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 1/1/28	1,515	1,749,567
Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	1,993,080
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,742,720
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,494,405
Nebraska Public Power District, 5.00%, 1/1/24	750	841,050
Omaha Public Power District, NE, 5.00%, 2/1/25	550	624,960
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,843,478
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	998,950
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,310,951
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,123,970
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/25	520	583,040
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/26	675	760,880
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/27	660	748,711
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/28	500	563,980
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	95	96,973

		$40,227,605

Escrowed/Prerefunded — 0.1%
Oklahoma Development Finance Authority, (St. John Health System), Prerefunded to 2/15/22, 5.00%, 2/15/26	$500	$542,970
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	40	41,000

		$583,970

General Obligations — 16.3%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	$2,100	$2,355,066
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	865	963,065
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,132,400

Security	Principal Amount (000’s omitted)	Value
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	$1,865	$2,142,866
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/26	2,000	2,323,780
Burlington, VT, 5.00%, 11/1/21	600	642,876
Burlington, VT, 5.00%, 11/1/22	500	545,480
Burlington, VT, 5.00%, 11/1/23	500	552,930
Burlington, VT, 5.00%, 11/1/24	400	447,100
Burlington, VT, 5.00%, 11/1/25	500	564,375
Burlington, VT, 5.00%, 11/1/28	185	208,471
California, 2.03%, (70% of 1 mo. USD LIBOR + 0.83%), 12/1/23 (Put Date), 12/1/29(1)	12,000	12,000,120
Chelsea School District, MI, 4.00%, 5/1/24	765	821,970
Chelsea School District, MI, 4.00%, 5/1/25	765	826,269
Chicago, IL, 5.00%, 12/1/22	2,230	2,313,759
Chicago, IL, 5.625%, 1/1/30	6,000	6,655,380
Chicago, IL, 6.00%, 1/1/38	4,000	4,446,280
Chicago Board of Education, IL, 5.00%, 12/1/25	6,195	6,426,445
Chicago Board of Education, IL, 5.00%, 12/1/26	2,905	3,006,355
Chicago Park District, IL, 5.00%, 1/1/24	500	547,240
Clackamas Community College District, OR, 0.00%, 6/15/21	385	362,801
Clark County School District, NV, 5.00%, 6/15/29	1,250	1,410,875
Dallas, TX, 5.00%, 2/15/25	1,000	1,133,970
Delaware Valley Regional Finance Authority, PA, 2.272%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	8,000	7,968,000
Durand Area Schools, MI, 5.00%, 5/1/22	840	913,727
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,061,491
Elmira, NY, 3.75%, 7/16/19(2)	2,000	2,004,360
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	875	926,669
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	960	1,028,064
Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,152,390
Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,128,537
Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	1,922,560
Honolulu City and County, HI, 1.91%, (SIFMA + 0.31%), 9/1/20 (Put Date), 9/1/24(1)	4,000	3,997,000
Illinois, 5.00%, 8/1/20	3,000	3,094,530
Illinois, 5.00%, 10/1/22	2,000	2,077,600
Illinois, 5.00%, 2/1/24	5,000	5,200,650
Illinois, 5.00%, 2/1/25	10,000	10,412,600
Illinois, 5.00%, 2/1/27	5,000	5,194,750
Illinois, 5.00%, 2/1/28	10,000	10,319,800
Illinois, 5.00%, 11/1/28	10,000	10,314,300
Illinois, Series 2016, 5.00%, 11/1/18	3,500	3,500,000
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,000,035
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,298,318
Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,462,409
Manchester Community Schools, MI, 5.00%, 5/1/25	750	854,565
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,665	1,868,097
Massachusetts, 2.12%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(1)	4,630	4,589,163
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	849,300
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,124,810
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	559,885
Mobile County, AL, 5.00%, 6/1/23	860	956,827
Mobile County, AL, 5.00%, 6/1/24	250	282,640
New York, NY, 2.18%, (SIFMA + 0.58%), 4/1/19 (Put Date), 8/1/27(1)	4,000	4,003,760
New York, NY, 5.00%, 8/1/25	1,000	1,109,800

Security	Principal Amount (000’s omitted)	Value
New York, NY, 5.00%, 8/1/29	$450	$496,652
Norfolk, VA, 5.00%, 9/1/33	1,850	2,099,417
Ottawa County, MI, 5.00%, 11/1/22	500	552,280
Ottawa County, MI, 5.00%, 11/1/24	250	285,655
Ottawa County, MI, 5.00%, 11/1/25	300	347,037
Roseville Community Schools, MI, 5.00%, 5/1/23	1,405	1,553,537
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,175,272
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,154,400
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/23	1,510	1,678,561
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,259,440
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,120,565
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,855,936
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,137,800
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	448,228
Upper Merion Area School District, PA, 5.00%, 1/15/29	500	561,305
Upper Merion Area School District, PA, 5.00%, 1/15/30	300	335,517
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	793,924
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	685	670,012

		$163,532,048

Hospital — 20.8%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$940	$995,610
Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/26	2,525	2,800,831
Augusta Development Authority, GA, (AU Health System, Inc.), 5.00%, 7/1/27	2,635	2,932,254
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/19	620	630,993
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,196,954
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	997,444
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,220,985
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	806,848
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,660	1,764,381
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,458,121
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,088,340
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	248,261
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	281,663
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	313,226
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	348,269
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,460,252
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,215	3,304,120
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	1,740	1,840,207
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,185,116
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	108,444
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	389,592
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	323,313
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	118,056
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	160,403
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	264,170
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	218,250
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	477,037

Security	Principal Amount (000’s omitted)	Value
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	$1,500	$1,606,950
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 2.484%, (68% of 1 mo. USD LIBOR + 0.95%), 7/1/20 (Put Date), 7/1/49(1)	13,665	13,707,635
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 2.062%, (67% of 1 mo. USD LIBOR + 0.55%), 7/1/19 (Put Date), 7/1/49(1)	4,465	4,465,313
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	1,910	2,018,087
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	229,052
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	346,668
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	159,654
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	215,150
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	504,325
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,101,600
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,192,583
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	1,999,861
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	5,300	5,061,553
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	9,146,880
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,083,860
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,816,910
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	475	494,523
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	432,795
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	474,547
Indiana Finance Authority, (Parkview Health), 5.00%, 11/1/26	1,200	1,386,132
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	505	504,556
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/30	1,605	1,589,913
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	505,980
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	587,933
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	893,977
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	664,182
Lexington County Health Services District, Inc., SC, 5.00%, 11/1/27	200	226,780
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	1,000	1,108,500
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/28	1,830	1,970,947
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,095,980
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	1,968,333
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,423,851
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/32	500	534,015
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	131,398

Security	Principal Amount (000’s omitted)	Value
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	$500	$562,545
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,225,664
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/22	2,835	3,005,922
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/26	1,150	1,301,340
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/28	2,000	2,238,320
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/29	2,700	3,000,294
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series I 2016, 5.00%, 7/1/27	1,150	1,285,504
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Series L 2017, 5.00%, 7/1/27	1,460	1,663,349
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	294,576
Michigan Finance Authority, (McLaren Health Care), 2.301%, (68% of 1 mo. USD LIBOR + 0.75%), 10/15/20 (Put Date), 10/15/38(1)	6,250	6,288,250
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,517,922
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,113,460
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 2.15%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(1)	10,000	10,003,600
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,084,970
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	500	550,955
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/33	1,000	1,097,120
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/34	1,070	1,169,670
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/35	1,550	1,688,244
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	658,730
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	541,680
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	2,891,460
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,127,850
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,305	1,490,140
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,560	1,718,231
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	20,000	18,217,800
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,000	1,108,530
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	547,195
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	553,285
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/29	750	872,370
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	480,528
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	666,468
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,285,300
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(2)	700	755,608

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(2)	$1,000	$1,107,270
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(2)	500	548,655
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(2)	600	655,422
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(2)	450	489,357
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(2)	1,000	1,083,180
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(2)	1,100	1,188,143
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	1,100	1,185,481
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(2)	1,100	1,182,148
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(2)	1,200	1,286,724
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	1,000	1,069,260
New York Dormitory Authority, (Orange Regional Medical Center), Series 2015, 5.00%, 12/1/26(2)	300	330,498
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(2)	1,500	1,681,800
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	243,862
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 2.619%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	1,000	1,000,620
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	946,534
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/33	3,165	3,424,372
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	549,585
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	547,045
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,184,240
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,735,341
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,585,785
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,722,360
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,141,310
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	514,449
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	438,220
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	552,560
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	555,935
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	553,600
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	550,945
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/29	1,300	1,403,649
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/30	1,815	1,949,237
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/31	1,885	2,015,159
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/34	3,000	3,170,610
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/30	1,600	1,793,360
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,105,070
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,136,880
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	269,423

		$208,488,532

Housing — 0.9%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$532,650

Security	Principal Amount (000’s omitted)	Value
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	$910	$964,591
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/24	1,385	1,478,155
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/25	1,505	1,613,977
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/26	1,000	1,074,860
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/27	760	817,752
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/28	570	609,946
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/29	570	606,594
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	428,728
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	715	776,547

		$8,903,800

Industrial Development Revenue — 5.0%
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	$1,250	$1,282,075
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(2)	875	866,136
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	940	955,190
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	4,000	3,986,280
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 2.35%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(1)	2,500	2,500,700
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,485,675
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	238,970
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	7,775	7,766,603
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(2)	1,820	1,806,387
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.), 5.625%, 10/1/19	9,385	9,548,675
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25(2)	1,000	1,095,920
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,165	1,220,093
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	7,065	6,736,548
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(2)	1,265	1,415,105
Whiting, IN, (BP Products North America, Inc.), (AMT), 2.35%, (SIFMA + 0.75%), 12/2/19 (Put Date), 12/1/44(1)	9,000	9,016,110

		$49,920,467

Insured-Education — 0.0%(3)
University of Puerto Rico, (NPFG), 5.00%, 6/1/25	$120	$120,443

		$120,443

Insured-Electric Utilities — 1.1%
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	$1,500	$1,647,795

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	$280	$293,927
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,671,885
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	195	206,175
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/25	170	181,203
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	144,261
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	731,012
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	564,593
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	132,021
Puerto Rico Electric Power Authority, (NPFG), Series PP, 5.00%, 7/1/25	1,165	1,169,299
Puerto Rico Electric Power Authority, (NPFG), Series SS, 5.00%, 7/1/25	1,820	1,826,716

		$10,568,887

Insured-Escrowed/Prerefunded — 0.0%(3)
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$268,174

		$268,174

Insured-General Obligations — 2.7%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$381,836
Atlantic City, NJ, (BAM), 5.00%, 3/1/23	500	542,635
Atlantic City, NJ, (BAM), 5.00%, 3/1/24	300	329,652
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	331,947
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	335,985
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	997,537
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,021,250
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	715,750
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	732,381
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	735,628
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,099,500
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,111,150
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,260	1,381,779
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/25	1,000	1,101,890
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	2,042,238
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,726,337
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,608
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	23,016
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,044
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	64,730
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	322,175
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,743,302
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	965,659
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	998,602
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	827,047
Puerto Rico, (AGC), 5.00%, 7/1/34	310	321,830
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,115,620
Puerto Rico, (NPFG), 5.25%, 7/1/22	530	536,190
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	930	931,107
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	394,520
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	844,456

		$26,731,401

Security	Principal Amount (000’s omitted)	Value
Insured-Housing — 0.1%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$416,936
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	460,499
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	416,388

		$1,293,823

Insured-Other Revenue — 0.1%
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/24	$300	$330,726
Albany Parking Authority, NY, (AGM), 5.00%, 7/15/25	315	350,352
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	124,157

		$805,235

Insured-Special Tax Revenue — 0.4%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$432,920
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,940	1,941,164
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	305	330,809
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	1,120	1,230,365

		$3,935,258

Insured-Transportation — 2.9%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,378,027
Metropolitan Transportation Authority, NY, (AGM), 2.237%, (69% of 1 mo. USD LIBOR + 0.68%), 4/6/21 (Put Date), 11/1/32(1)	5,000	5,026,600
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	200,085
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,460	2,748,105
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,028,280
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,104,650
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	881,734
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,675	1,744,831
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	593,368
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	113,625
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	3,240	3,512,484
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	2,620	2,840,892
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	2,475	2,642,830
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,320	1,459,960
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	401,778
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	106,263
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	212,052
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	2,180	2,289,414

		$29,284,978

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 0.5%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$184,870
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,440,120
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	104,705

		$4,729,695

Lease Revenue/Certificates of Participation — 1.9%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/28	$3,000	$3,400,080
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	2,000	2,247,560
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,345,420
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	1,000	1,111,340
New Jersey Economic Development Authority, (School Facilities Construction), 3.20%, (SIFMA + 1.60%), 3/1/28(1)	7,500	7,428,225
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26	500	528,650
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27	500	525,570

		$18,586,845

Other Revenue — 6.1%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 5.00%, 7/15/25	$4,950	$5,505,538
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,126,270
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,133,978
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	1,450	1,543,931
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	570	616,295
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(2)	1,470	1,526,845
Kalispel Tribe of Indians, WA, Series B, 5.00%, 1/1/32(2)	1,000	1,038,670
Kansas City Land Clearance for Redevelopment Authority, MO, (Convention Center Hotel), 5.00%, 2/1/40(2)	4,550	4,622,254
Main Street Natural Gas, Inc., GA, 2.262%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(1)	5,500	5,463,975
Metropolitan Transportation Authority, NY, Dedicated Tax Fund Revenue, 2.05%, (SIFMA + 0.45%), 6/1/22 (Put Date), 11/1/26(1)	9,705	9,704,224
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	1,775	1,805,477
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	3,952,375
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 2.262%, (67% of 1 mo. USD LIBOR + 0.75%), 8/1/19 (Put Date), 11/1/39(1)	1,300	1,300,000
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.372%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	7,500	7,485,450
Southeast Alabama Gas Supply District, (Project No. 2), 2.362%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	3,000	2,980,920
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 2.264%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(1)	6,000	5,946,060
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	106,534
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.629%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(1)	1,000	1,009,680

Security	Principal Amount (000’s omitted)	Value
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 2.65%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	$1,000	$1,018,600
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	689,756
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,474,791
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	750,162

		$60,801,785

Senior Living/Life Care — 6.3%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$529,555
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	605	649,588
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	379,918
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	338,966
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	490,256
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/33	500	534,730
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,888,330
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,433,098
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/23	450	477,734
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/24	705	749,993
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/26	770	813,620
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/27	425	447,325
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 2.80%, 5/15/24	1,150	1,134,291
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 3.125%, 5/15/27	650	637,793
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	566,506
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	324,807
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	350	378,963
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	434,404
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	1,000	987,400
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	221,445
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	128,353
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	465	473,477
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/51	1,000	1,016,100
Howard County, MD, (Vantage House), 5.00%, 4/1/21	482	494,166
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,638,311
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,734,894
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,710,737
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	743,554
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	973,313
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	694,323
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	95	99,586
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(2)(4)	1,200	1,245,924
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	145	148,252

Security	Principal Amount (000’s omitted)	Value
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/25	$1,000	$1,052,980
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/26	1,040	1,095,557
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/27	1,095	1,152,630
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/29	1,205	1,252,393
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	651,288
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/31	410	432,115
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	650	682,214
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.00%, 11/15/22(2)	2,200	2,200,132
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.50%, 11/15/23(2)	1,250	1,251,837
Rockville, MD, (Ingleside at King Farm), 3.00%, 11/1/25	1,750	1,703,537
Rockville, MD, (Ingleside at King Farm), 3.50%, 11/1/26	1,325	1,295,121
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,435	1,504,698
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/27	250	278,438
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/28	270	300,208
Tarrant County Cultural Education Facilities Finance Corp., TX, (Buckner Senior Living - Ventana), 3.875%, 11/15/22	2,500	2,474,650
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(2)	3,000	3,067,980
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	540	587,255
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	433,196
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/23	1,690	1,793,918
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/25	745	795,161
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/26	585	623,353
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	500	530,540
Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(2)	1,445	1,435,521
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(2)	750	774,525
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(2)	250	244,690
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,720,974
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,040,351
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/25	500	511,310
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/26	685	697,118
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/27	1,015	1,028,875
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/29	1,365	1,435,898
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 5.00%, 9/15/30	500	524,155

		$63,092,330

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 2.2%
Atlanta, GA, (Atlantic Station), Tax Allocation Increments, 5.00%, 12/1/24	$1,000	$1,116,270
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	1,500	1,690,935
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	46,356
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	66,287
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	830,690
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,828,940
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,224,944
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	4,000	4,620,720
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/28	3,450	3,942,246
South Village Community Development District, FL, 2.00%, 5/1/20	305	302,597
South Village Community Development District, FL, 2.00%, 5/1/21	100	98,534
South Village Community Development District, FL, 2.125%, 5/1/22	100	97,799
South Village Community Development District, FL, 2.375%, 5/1/23	100	97,430
South Village Community Development District, FL, 2.50%, 5/1/24	100	96,644
South Village Community Development District, FL, 2.75%, 5/1/25	100	96,807
South Village Community Development District, FL, 3.25%, 5/1/27	100	97,672
South Village Community Development District, FL, 4.35%, 5/1/26	520	518,612
Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	3,826,360

		$21,599,843

Student Loan — 0.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 5.00%, 11/15/24	$600	$647,904
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	500	542,725

		$1,190,629

Transportation — 13.2%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/34	$1,700	$1,856,400
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/35	3,300	3,589,707
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	5,625	6,085,856
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	393,302
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	562,225
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	616,677
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	837,083
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	666,228
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,009,883
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,083,520
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,150,450
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,502,600
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/26	3,950	4,123,286
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 6/30/27	4,475	4,661,160
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/27	2,425	2,526,995

Security	Principal Amount (000’s omitted)	Value
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	$500	$551,945
Denver City and County, CO, Airport System Revenue, 2.439%, (70% of 1 mo. USD LIBOR + 0.86%), 11/15/19 (Put Date), 11/15/31(1)	2,040	2,043,182
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/30	3,000	3,363,270
E-470 Public Highway Authority, CO, 2.579%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(1)	1,000	1,007,910
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	267,163
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,386,400
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,548,239
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	2,700	3,018,303
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/34	1,710	1,916,431
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	2,515	2,794,894
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/26	1,230	1,378,928
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/27	1,330	1,514,152
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/29	1,470	1,660,982
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/26	5,000	5,713,150
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	892,434
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,117,380
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.80%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(1)	2,750	2,779,315
New Jersey Turnpike Authority, 5.00%, 1/1/29	—	0
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,758,400
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,774,048
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,101,690
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/28	10,000	11,100,600
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	5,520	5,885,038
North Texas Tollway Authority, 5.00%, 1/1/30	1,000	1,113,700
Pennsylvania Turnpike Commission, (SIFMA + 0.70%), 12/1/23(5)	2,500	2,500,950
Pennsylvania Turnpike Commission, 2.48%, (SIFMA + 0.88%), 12/1/20(1)	1,000	1,006,720
Pennsylvania Turnpike Commission, 2.75%, (SIFMA + 1.15%), 12/1/19(1)	550	552,475
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/30	2,140	2,401,829
Port of Oakland, CA, (AMT), 5.00%, 11/1/23	2,995	3,325,348
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,300	2,587,017
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/24	435	478,622
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/25	700	775,600
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/26	500	556,835
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/27	700	782,362
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/27	1,500	1,711,320
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	547,330

Security	Principal Amount (000’s omitted)	Value
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	$500	$546,190
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	815,880
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,571,641
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	549,165
Triborough Bridge and Tunnel Authority, NY, 2.212%, (67% of 1 mo. USD LIBOR + 0.70%), 2/1/21 (Put Date), 1/1/32(1)	9,910	9,981,847

		$132,044,057

Water and Sewer — 2.0%
California Department of Water Resources, (Central Valley Project), 1.97%, (SIFMA + 0.37%), 12/1/22 (Put Date), 12/1/35(1)	$8,000	$8,019,200
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	445	466,743
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	427,822
Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	553,975
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	132,894
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	312,558
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/26	540	624,191
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/28	475	556,420
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,048,660
Riverside, CA, Water System Revenue, 2.23%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	4,690	4,692,345
San Francisco City and County Public Utilities Commission, CA, Green Bonds, 5.00%, 11/1/37	2,575	2,857,246

		$19,692,054

Total Tax-Exempt Municipal Securities — 92.0% (identified cost $920,011,086)		$919,762,689

Tax-Exempt Mortgage-Backed Securities — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value
Housing — 0.0%(3)
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 2.781%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$487	$488,676

Total Tax-Exempt Mortgage-Backed Securities — 0.0%(3) (identified cost $486,501)		$488,676

Taxable Municipal Securities — 5.8%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.2%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,018,540

		$2,018,540

General Obligations — 2.0%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,525,868
Chicago, IL, 7.375%, 1/1/33	3,250	3,515,038

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, 7.75%, 1/1/42	$9,810	$10,415,277
Chicago, IL, 7.781%, 1/1/35	2,600	2,910,388

		$20,366,571

Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$7,250	$7,567,840

		$7,567,840

Insured-General Obligations — 1.0%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$1,985	$1,977,023
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,736,780

		$9,713,803

Insured-Hospital — 0.2%
Oklahoma Development Finance Authority, (OU Medicine), (AGM), 4.65%, 8/15/30	$1,500	$1,535,790

		$1,535,790

Insured-Special Tax Revenue — 0.4%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	$905	$898,783
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,026,838
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.00%, 9/1/21	345	340,867
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	346,745
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	508,271
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	497,175
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	501,110

		$4,119,789

Senior Living/Life Care — 0.8%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$1,450	$1,441,590
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	7,000	6,711,250

		$8,152,840

Special Tax Revenue — 0.2%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.29%, 7/1/19	$1,000	$1,000,360
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.65%, 7/1/21	500	498,850
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), 3.80%, 7/1/22	1,000	998,270

		$2,497,480

Transportation — 0.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.573%, 7/1/29	$2,000	$1,871,320

		$1,871,320

Total Taxable Municipal Securities — 5.8% (identified cost $56,671,732)		$57,843,973

Corporate Bonds & Notes — 1.8%
Security	Principal Amount (000’s omitted)	Value
Hospital — 1.8%
Care New England Health System, 5.50%, 9/1/26	$11,000	$11,318,304
Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	4,035	3,940,582
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	3,175	3,126,650

Total Corporate Bonds & Notes — 1.8% (identified cost $17,986,235)		$18,385,536

Closed-End Funds — 1.0%
Security	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	800,000	$9,928,000

Total Closed-End Funds — 1.0% (identified cost $10,121,474)		$9,928,000

Total Investments — 100.6% (identified cost $1,005,277,028)		$1,006,408,874

Other Assets, Less Liabilities — (0.6)%		$(6,341,112)

Net Assets — 100.0%		$1,000,067,762

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	15.5%
New York	14.6%
Others, representing less than 10% individually	70.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2018, 9.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.1% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $59,337,806 or 5.9% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)	When-issued security.

(5)	When-issued, floating rate security whose interest rate will be determined after October 31, 2018.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	150	Short	12/19/18	$(20,718,750)	$859,378

					$859,378

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

Liq	-	Liquidity Provider

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

At October 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $859,378.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$919,762,689	$—	$919,762,689
Tax-Exempt Mortgage-Backed Securities	—	488,676	—	488,676
Taxable Municipal Securities	—	57,843,973	—	57,843,973
Corporate Bonds & Notes	—	18,385,536	—	18,385,536
Closed-End Funds	9,928,000	—	—	9,928,000
Total Investments	$9,928,000	$996,480,874	$—	$1,006,408,874
Futures Contracts	$859,378	$—	$—	$859,378
Total	$10,787,378	$996,480,874	$—	$1,007,268,252

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018